Statutory and other information (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure of transactions between related parties [line items]
Schedule of statutory and other information

19. Statutory and other information	Year ended
	March 31,
	2022	2021	2020
	€M	€M	€M
Directors’ emoluments:
-Fees	0.6	0.5	0.6
-Share based compensation	1.9	1.9	2.7
-Other emoluments	1.0	0.3	0.9
Total Directors’ emoluments	3.5	2.7	4.2
Auditor’s remuneration (including reimbursement of outlay):
- Audit services (i)	0.6	0.6	0.7
- Audit related services	0.1	0.1	—
- Tax advisory services (ii)	—	0.1	0.2
Total fees	0.7	0.8	0.9
Included within the above total fees, the following fees were payable to other KPMG firms outside of Ireland:
Audit services (i)	0.1	0.1	0.1
Audit related services	—	—	—
Tax advisory services (ii)	—	—	0.1
Total fees	0.1	0.1	0.2
Depreciation of owned property, plant and equipment	664.8	496.5	683.5
Depreciation of property, plant and equipment held under leases	—	5.9	5.9
Lease charges, principally for aircraft (iii)	—	6.7	38.2

(i)	Audit services comprise audit work performed on the consolidated financial statements, including statutory financial statements of subsidiary entities. In fiscal year 2022 €1,000 (2021: €1,000; 2020: €1,000) of audit fees relate to the audit of the Parent Company.
(ii)	Tax services include all services, except those services specifically related to the audit of financial statements, performed by the independent auditor’s tax personnel, supporting tax-related regulatory requirements, and tax compliance and reporting.
(iii)	Lease charges relates to leases with a duration of less than 12 months for which the Company availed of the short-term lease exemption under IFRS 16.

Schedule of beneficial interests held by directors, of their spouses and dependent children in office

	No. of Shares at March 31,
	2022	2021	2020
Roisin Brennan	4,000	—	—
Michael Cawley	756,198	756,198	756,198
Emer Daly	6,840	6,840	3,260
Geoff Doherty	50,700	—	—
Stan McCarthy	10,000	10,000	10,000
Howard Millar	500,000	435,000	390,000
Dick Milliken	17,250	9,750	9,750
Mike O'Brien	4,405	4,405	—
Michael O’Leary	44,096,725	44,096,725	44,096,725
Julie O'Neill	5,000	5,000	1,000
Louise Phelan	60,000	30,000	30,000

Schedule of share options held by director in office

	No. of Options at March 31,
	2022	2021	2020
Róisín Brennan (b)	50,000	50,000	50,000
Michael Cawley (b)	50,000	80,000	80,000
Emer Daly (b)	50,000	50,000	50,000
Geoff Doherty	—	—	—
Stan McCarthy (b)	50,000	50,000	50,000
Howard Millar (b)	50,000	50,000	80,000
Dick Milliken (b)	50,000	80,000	80,000
Mike O'Brien (b)	50,000	50,000	50,000
Michael O’Leary (a) (c)	12,500,000	15,000,000	15,000,000
Julie O’Neill (b)	50,000	50,000	80,000
Louise Phelan (b)	50,000	80,000	80,000

(a)	5m options were granted to Mr.O’Leary during fiscal year 2015 at an exercise price of €8.35 (the market value at the date of grant), these options vested in July 2019 and 2.5m were exercised during fiscal year 2022.
(b)	50,000 options (not yet vested) were granted to these Directors at an exercise price of €11.12 (the market value at the date of grant) during fiscal year 2019. These options are exercisable subject to the Director still being a Non-Executive Director of the Company through July 31, 2024.
(c)	10m options (not yet vested) were granted to Mr. O’Leary at an exercise price of €11.12 (the market value at the date of grant) during fiscal year 2019. These options are exercisable subject to him still being an employee of the Ryanair Group through July 31, 2024.

Michael O Leary
Disclosure of transactions between related parties [line items]
Schedule of fees and emoluments

(a) Fees and emoluments - Executive Director	Year ended
	March 31,
	2022	2021	2020
	€M	€M	€M
Basic salary	0.50	0.25	0.50
Bonus (performance and target-related)	0.48	—	0.46
	0.98	0.25	0.96
Non-cash share based compensation (i)	1.78	1.78	2.51
	2.76	2.03	3.47

(i)2020, 2021 and 2022 include €1.78m non-cash, technical accounting charge for 10m unvested share options granted under the Group CEO’s new 5-year contract in February 2019. The remaining charge in 2020 relates to share options that vested in 2019.

Non-executive director
Disclosure of transactions between related parties [line items]
Schedule of fees and emoluments

(b) Fees and emoluments – Non-Executive Directors	Year ended
	March 31,
	2022	2021	2020
	€'000	€'000	€'000
Fees
David Bonderman (i)	-	16.7	100.0
Róisín Brennan	50.0	45.8	50.0
Michael Cawley	50.0	45.8	50.0
Emer Daly	50.0	45.8	50.0
Geoff Doherty (ii)	25.0	-	-
Stan McCarthy (iii)	100.0	87.5	50.0
Kyran McLaughlin (i)	-	11.9	50.0
Howard Millar	50.0	45.8	50.0
Dick Milliken	50.0	45.8	50.0
Mike O’Brien	75.0	68.8	80.0
Julie O’Neill	50.0	45.8	50.0
Louise Phelan	50.0	45.8	50.0
	550.0	505.5	630.0
Emoluments
Share based compensation	80.1	83.1	150.0
Total	630.1	588.6	780.0

(i)	David Bonderman and Kyran McLaughlin retired from the Board in May 2020.
(ii)	Geoff Doherty was appointed to the Board in October 2021.
(iii)	Stan McCarthy was appointed Chairman from June 2020.